Consolidated statement of financial position Current tax balances and deferred tax balances (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement of financial position [abstract]
Current tax liabilities	£ 9
Increase (decrease) in net current tax asset (liability)	(219)
Current tax assets		£ 210
Increase (decrease) in deferred tax liability (asset)	(843)
Deferred tax liabilities	£ 3,636	£ 4,479	[1]

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).